Cover	Oct. 15, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Securities Act File Number	0-21360
Entity Registrant Name	SHOE STATION GROUP, INC.
Entity Central Index Key	0000895447
Entity Tax Identification Number	35-1736614
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	1800 Innovation Point, 5th Floor
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	803
Local Phone Number	650-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SHOE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false